PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited)
1
Voya International High
Dividend Low Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.6%
Australia : 8.9%
2,833
Ampol Ltd.
$ 62,741
0.6
8,116
ANZ Group Holdings Ltd.
140,806
1.2
26,399
Aurizon Holdings Ltd.
67,656
0.6
2,499
BHP Group Ltd. - Class DI
77,774
0.7
6,869
Brambles Ltd.
64,986
0.6
11,730
Glencore PLC
71,335
0.6
18,501  Insurance Australia Group
Ltd.
73,856
0.6
26,193
Medibank Pvt Ltd.
61,839
0.5
2,022
Rio Tinto Ltd.
160,112
1.4
4,532
Suncorp Group Ltd.
43,426
0.4
3,844
Telstra Group Ltd.
11,002
0.1
8,118
Transurban Group
78,380
0.7
7,004
Westpac Banking Corp.
105,276
0.9
1,019,189
8.9
Austria : 0.1%
282
OMV AG
12,705
0.1
Belgium : 0.2%
183
Solvay SA
21,978
0.2
Brazil : 0.6%
1,775
Yara International ASA
72,495
0.6
China : 1.0%
24,500  BOC Hong Kong Holdings
Ltd.
74,775
0.6
19,000  SITC International Holdings
Co. Ltd.
41,632
0.4
116,407
1.0
Denmark : 1.4%
3,628
Danske Bank A/S
86,147
0.8
92
Novo Nordisk A/S - Class B
14,835
0.1
2,701
Tryg A/S
53,328
0.5
154,310
1.4
Finland : 1.5%
776
Elisa Oyj
40,480
0.4
1,084
Nordea Bank Abp
12,269
0.1
894
Orion Oyj - Class B
34,358
0.3
1,781
Sampo Oyj - Class A
78,483
0.7
165,590
1.5
France : 7.1%
329
Bouygues SA
11,785
0.1
1,833
Bureau Veritas SA
50,341
0.4
1,825
Danone SA
111,447
1.0
206
Dassault Aviation SA
40,018
0.4
1,009
Edenred
65,535
0.6
437
Eiffage SA
45,465
0.4
3,373
Getlink SE
59,289
0.5
8,537
Orange SA
96,501
0.8
2,191
Sanofi
233,747
2.0
438
Thales SA
65,521
0.6
532
TotalEnergies SE
32,323
0.3
811,972
7.1
Germany : 6.3%
809
Allianz SE
193,352
1.7
2,428
BASF SE
130,168
1.1
859  Bayerische Motoren Werke
AG
104,756
0.9
729
Deutsche Telekom AG, Reg
15,893
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
689
Evonik Industries AG
$ 14,271
0.1
1,418
Mercedes-Benz Group AG
113,246
1.0
186  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
70,019
0.6
868
Talanx AG
53,157
0.5
10,271  Telefonica Deutschland
Holding AG
27,674
0.3
722,536
6.3
Hong Kong : 3.6%
13,000
CK Asset Holdings Ltd.
75,284
0.7
3,000
CLP Holdings Ltd.
24,453
0.2
17,000
Hang Lung Properties Ltd.
26,529
0.2
800
Hang Seng Bank Ltd.
12,229
0.1
21,000  HKT Trust & HKT Ltd. -
Stapled Security
24,805
0.2
900  Jardine Matheson Holdings
Ltd.
44,865
0.4
10,400
Link REIT
58,460
0.5
11,000
MTR Corp. Ltd.
50,691
0.4
10,500
Power Assets Holdings Ltd.
55,033
0.5
18,000
Sino Land Co. Ltd.
22,096
0.2
6,800
Swire Properties Ltd.
17,063
0.2
411,508
3.6
Israel : 3.5%
8,953
Bank Hapoalim BM
79,528
0.7
10,294
Bank Leumi Le-Israel BM
82,173
0.7
251
Elbit Systems Ltd.
53,372
0.5
10,691
ICL Group Ltd.
71,186
0.6
12,530  Israel Discount Bank Ltd. -
Class A
66,368
0.6
1,430
Mizrahi Tefahot Bank Ltd.
51,630
0.4
404,257
3.5
Italy : 4.5%
2,327
Assicurazioni Generali SpA
49,567
0.5
7,406
Eni SpA
113,067
1.0
44,407
Intesa Sanpaolo SpA
128,411
1.1
5,900  Mediobanca Banca di
Credito Finanziario SpA
78,627
0.7
11,591
Snam SpA
60,931
0.5
9,143  Terna - Rete Elettrica
Nazionale
77,250
0.7
507,853
4.5
Japan : 22.9%
10,100
Asahi Kasei Corp.
68,829
0.6
800
Astellas Pharma, Inc.
11,698
0.1
1,600
Bridgestone Corp.
66,393
0.6
600
Central Japan Railway Co.
76,460
0.7
2,000  Chubu Electric Power Co.,
Inc.
25,056
0.2
1,600
Dai Nippon Printing Co. Ltd.
45,482
0.4
3,000  Daiwa House Industry Co.
Ltd.
81,537
0.7
21,300
ENEOS Holdings, Inc.
77,279
0.7
1,800  Hankyu Hanshin Holdings,
Inc.
59,801
0.5
1,800
Honda Motor Co. Ltd.
57,387
0.5
2,700
Idemitsu Kosan Co. Ltd.
57,015
0.5

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
8,500
Japan Post Bank Co. Ltd.
$ 70,716
0.6
6,100  Japan Post Holdings Co.
Ltd.
44,546
0.4
4,400
Japan Tobacco, Inc.
97,634
0.9
4,500
Kajima Corp.
71,111
0.6
1,200  Kansai Electric Power Co.,
Inc.
15,765
0.1
3,900
Kirin Holdings Co. Ltd.
57,605
0.5
1,500  McDonald's Holdings Co.
Japan Ltd.
59,045
0.5
11,700
Mitsubishi HC Capital, Inc.
77,400
0.7
2,200  MS&AD Insurance Group
Holdings, Inc.
81,825
0.7
1,400
Nintendo Co. Ltd.
63,329
0.6
50,000  Nippon Telegraph &
Telephone Corp.
57,336
0.5
100
Nitto Denko Corp.
7,111
0.1
1,200  Nomura Real Estate
Holdings, Inc.
29,764
0.3
8,300
Obayashi Corp.
76,740
0.7
9,700
Oji Holdings Corp.
38,298
0.3
2,900
Ono Pharmaceutical Co. Ltd.
53,143
0.5
700
Oracle Corp. Japan
49,069
0.4
3,800
Osaka Gas Co. Ltd.
59,792
0.5
1,300
Otsuka Holdings Co. Ltd.
47,798
0.4
1,100
Secom Co. Ltd.
73,815
0.6
3,800
Sekisui House Ltd.
77,526
0.7
9,500
SoftBank Corp.
105,493
0.9
1,800
Sompo Holdings, Inc.
79,579
0.7
4,300
Subaru Corp.
81,500
0.7
5,200
Sumitomo Chemical Co. Ltd.
16,038
0.1
600  Sumitomo Mitsui Financial
Group, Inc.
28,111
0.2
2,100  Sumitomo Mitsui Trust
Holdings, Inc.
81,694
0.7
2,000
Taisei Corp.
75,793
0.7
4,000  Takeda Pharmaceutical Co.
Ltd.
122,299
1.1
2,400
Tobu Railway Co. Ltd.
63,509
0.6
5,300
Tosoh Corp.
69,275
0.6
200
Trend Micro, Inc./Japan
9,449
0.1
2,600
Yamato Holdings Co. Ltd.
48,693
0.4
2,617,738
22.9
Jordan : 0.4%
1,702
Hikma Pharmaceuticals PLC
45,707
0.4
Netherlands : 4.6%
1,708
Ferrovial SE
56,601
0.5
381
JDE Peet's NV
11,495
0.1
3,337  Koninklijke Ahold Delhaize
NV
115,022
1.0
21,883
Koninklijke KPN NV
79,179
0.7
2,023
NN Group NV
77,552
0.7
2,048
OCI NV
58,368
0.5
2,075
Shell PLC
62,889
0.6
473
Wolters Kluwer NV
59,398
0.5
520,504
4.6
New Zealand : 0.3%
9,708
Spark New Zealand Ltd.
31,255
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Norway : 0.3%
1,224
Aker BP ASA
$ 34,287
0.3
Portugal : 0.7%
5,882
Galp Energia SGPS SA
78,170
0.7
Spain : 5.5%
1,628  ACS Actividades de
Construccion y Servicios SA
56,946
0.5
10,020  Banco Bilbao Vizcaya
Argentaria SA
79,423
0.7
2,459
Enagas SA
43,639
0.4
2,022
Endesa SA
43,337
0.4
13,796
Iberdrola SA
172,196
1.5
1,799
Industria de Diseno Textil SA
68,862
0.6
3,758
Red Electrica Corp. SA
62,855
0.5
5,856
Repsol SA
89,407
0.8
2,624
Telefonica SA
11,180
0.1
627,845
5.5
Switzerland : 6.2%
309
Banque Cantonale Vaudoise
34,683
0.3
949
Holcim AG
66,142
0.6
3,281
Novartis AG, Reg
343,512
3.0
73
Roche Holding AG
22,634
0.2
125
Swisscom AG, Reg
80,382
0.7
338
Zurich Insurance Group AG
163,422
1.4
710,775
6.2
United Kingdom : 17.0%
15,244
Aviva PLC
75,948
0.7
8,343
BAE Systems PLC
99,774
0.9
34,490
BP PLC
213,992
1.9
4,833  British American Tobacco
PLC
162,525
1.4
730
Compass Group PLC
18,993
0.2
1,075
DCC PLC
62,241
0.6
9,104
GSK PLC
162,062
1.4
35,966
HSBC Holdings PLC
298,749
2.6
3,973
Imperial Brands PLC
93,864
0.8
16,250
Legal & General Group PLC
48,699
0.4
26,181
M&G PLC
67,440
0.6
9,687
National Grid PLC
128,400
1.1
23,810
NatWest Group PLC
74,741
0.7
6,500
Pearson PLC
71,900
0.6
8,594  Phoenix Group Holdings
PLC
60,718
0.5
787  Reckitt Benckiser Group
PLC
58,956
0.5
1,946
RELX PLC
65,496
0.6
5,788
Sage Group PLC
69,621
0.6
3,228
Smiths Group PLC
70,402
0.6
3,323
Tesco PLC
11,006
0.1
389
Unilever PLC
20,902
0.2
1,936,429
17.0
Total Common Stock
(Cost $10,260,950)
11,023,510
96.6

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 2.5%
5,600  iShares MSCI EAFE Value
ETF
$ 285,880
2.5
Total Exchange-Traded
Funds
(Cost $276,173)
285,880
2.5
PREFERRED STOCK : 0.5%
Germany : 0.5%
792
Henkel AG & Co. KGaA
61,116
0.5
Total Preferred Stock
(Cost $70,737)
61,116
0.5
Total Long-Term Investments
(Cost $10,607,860)
11,370,506
99.6
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.1%
Mutual Funds: 0.1%
14,000
(1)
Morgan Stanley Institutional
Liquidity Funds -
Government Portfolio
(Institutional Share Class),
5.190%
(Cost $14,000)
14,000
0.1
Total Short-Term
Investments
(Cost $14,000)
14,000
0.1
Total Investments in
Securities
(Cost $10,621,860) $ 11,384,506 99.7
Assets in Excess of
Other Liabilities 31,565 0.3
Net Assets $ 11,416,071 100.0
(1)
Rate shown is the 7-day yield as of July 31, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 27.2%
Industrials 15.2
Health Care 9.6
Materials 8.3
Energy 7.3
Consumer Staples 7.0
Utilities 6.7
Consumer Discretionary 6.3
Communication Services 5.7
Real Estate 2.7
Exchange-Traded Funds 2.5
Information Technology 1.1
Short-Term Investments 0.1
Assets in Excess of Other Liabilities 0.3
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 1,019,189 $ — $ 1,019,189
Austria — 12,705 — 12,705
Belgium — 21,978 — 21,978
Brazil — 72,495 — 72,495
China — 116,407 — 116,407
Denmark — 154,310 — 154,310
Finland — 165,590 — 165,590
France — 811,972 — 811,972
Germany — 722,536 — 722,536
Hong Kong 44,865 366,643 — 411,508
Israel — 404,257 — 404,257
Italy — 507,853 — 507,853
Japan 59,045 2,558,693 — 2,617,738
Jordan — 45,707 — 45,707
Netherlands 68,096 452,408 — 520,504
New Zealand — 31,255 — 31,255
Norway — 34,287 — 34,287
Portugal — 78,170 — 78,170
Spain — 627,845 — 627,845
Switzerland — 710,775 — 710,775
United Kingdom — 1,936,429 — 1,936,429
Total Common Stock 172,006 10,851,504 — 11,023,510
Exchange-Traded Funds 285,880 — — 285,880
Preferred Stock — 61,116 — 61,116
Short-Term Investments 14,000 — — 14,000
Total Investments, at fair value $ 471,886 $ 10,912,620 $ — $ 11,384,506
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,109,210
Gross Unrealized Depreciation (346,563)
Net Unrealized Appreciation $ 762,647